LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.85%
Aerospace & Defense–2.21%
†Airbus SE	54,158	$ 6,535,161
BAE Systems PLC	2,370,692	22,264,230
Huntington Ingalls Industries, Inc.	46,884	9,350,545
Lockheed Martin Corp.	8,998	3,971,717
		42,121,653
Auto Components–0.49%
Lear Corp.	65,841	9,388,268
		9,388,268
Automobiles–1.07%
†General Motors Co.	465,119	20,344,305
		20,344,305
Banks–10.16%
Bank of America Corp.	600,973	24,772,107
Citigroup, Inc.	658,320	35,154,288
Citizens Financial Group, Inc.	97,191	4,405,668
Comerica, Inc.	50,456	4,562,736
Fifth Third Bancorp	87,835	3,780,418
First Citizens BancShares, Inc. Class A	21,135	14,067,456
First Horizon Corp.	170,551	4,006,243
FNB Corp.	174,761	2,175,774
Huntington Bancshares, Inc.	424,719	6,209,392
JPMorgan Chase & Co.	151,908	20,708,099
KeyCorp	208,552	4,667,394
M&T Bank Corp.	18,988	3,218,466
People's United Financial, Inc.	216,654	4,330,913
Regions Financial Corp.	196,228	4,368,035
Truist Financial Corp.	82,418	4,673,101
U.S. Bancorp	93,352	4,961,659
United Bankshares, Inc.	70,591	2,462,214
Valley National Bancorp	207,330	2,699,437
Wells Fargo & Co.	876,531	42,476,692
		193,700,092
Beverages–1.17%
Coca-Cola Co.	74,931	4,645,722
Constellation Brands, Inc. Class A	76,524	17,625,008
		22,270,730
Biotechnology–0.40%
Gilead Sciences, Inc.	128,147	7,618,339
		7,618,339
Capital Markets–2.10%
Charles Schwab Corp.	161,043	13,577,535
Federated Hermes, Inc.	50,372	1,715,670
Franklin Resources, Inc.	143,448	4,005,068
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Invesco Ltd.	176,612	$ 4,072,673
Janus Henderson Group PLC	88,002	3,081,830
Lazard Ltd. Class A	57,050	1,968,225
Raymond James Financial, Inc.	105,225	11,565,280
		39,986,281
Chemicals–1.77%
Chemours Co.	86,517	2,723,555
Corteva, Inc.	161,194	9,265,431
Huntsman Corp.	88,938	3,336,064
LyondellBasell Industries NV Class A	73,908	7,599,221
PPG Industries, Inc.	83,043	10,884,446
		33,808,717
Communications Equipment–1.75%
Cisco Systems, Inc.	599,677	33,437,990
		33,437,990
Consumer Finance–0.43%
Capital One Financial Corp.	62,678	8,228,995
		8,228,995
Containers & Packaging–1.77%
International Paper Co.	157,613	7,273,840
Packaging Corp. of America	28,752	4,488,475
Sealed Air Corp.	222,534	14,900,876
Sonoco Products Co.	51,050	3,193,688
Westrock Co.	81,428	3,829,559
		33,686,438
Distributors–0.25%
Genuine Parts Co.	37,693	4,750,072
		4,750,072
Diversified Consumer Services–0.12%
H&R Block, Inc.	86,486	2,252,095
		2,252,095
Diversified Financial Services–0.89%
Apollo Global Management, Inc.	133,420	8,270,706
Equitable Holdings, Inc.	282,640	8,736,402
		17,007,108
Diversified Telecommunication Services–2.16%
AT&T, Inc.	315,037	7,444,325
Lumen Technologies, Inc.	440,375	4,963,026
Verizon Communications, Inc.	566,597	28,862,451
		41,269,802
Electric Utilities–4.24%
Alliant Energy Corp.	76,576	4,784,468
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
American Electric Power Co., Inc.	169,484	$ 16,909,419
Edison International	105,464	7,393,026
Entergy Corp.	55,615	6,493,051
Eversource Energy	57,878	5,104,261
Exelon Corp.	113,865	5,423,390
FirstEnergy Corp.	132,252	6,065,077
IDACORP, Inc.	23,616	2,724,342
NextEra Energy, Inc.	42,291	3,582,471
NRG Energy, Inc.	119,651	4,589,812
OGE Energy Corp.	95,091	3,877,811
Pinnacle West Capital Corp.	53,548	4,182,099
PPL Corp.	179,014	5,112,640
Xcel Energy, Inc.	64,988	4,690,184
		80,932,051
Electrical Equipment–0.36%
Eaton Corp. PLC	22,023	3,342,210
Emerson Electric Co.	36,780	3,606,279
		6,948,489
Entertainment–0.35%
Activision Blizzard, Inc.	83,923	6,723,072
		6,723,072
Food & Staples Retailing–0.32%
Walgreens Boots Alliance, Inc.	134,684	6,029,803
		6,029,803
Food Products–1.04%
Conagra Brands, Inc.	179,288	6,018,698
General Mills, Inc.	73,961	5,008,639
Mondelez International, Inc. Class A	141,763	8,899,881
		19,927,218
Gas Utilities–0.45%
New Jersey Resources Corp.	46,775	2,145,101
†Southwest Gas Holdings, Inc.	29,644	2,320,829
UGI Corp.	113,571	4,113,542
		8,579,472
Health Care Equipment & Supplies–4.18%
Alcon, Inc.	67,977	5,385,541
Becton Dickinson & Co.	13,181	3,506,146
Dentsply Sirona, Inc.	241,875	11,905,088
Koninklijke Philips NV	478,916	14,603,916
Medtronic PLC	244,293	27,104,308
Zimmer Biomet Holdings, Inc.	134,755	17,235,164
		79,740,163
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–6.82%
AmerisourceBergen Corp.	65,688	$ 10,162,590
Anthem, Inc.	81,902	40,231,900
Cigna Corp.	78,848	18,892,769
CVS Health Corp.	81,666	8,265,416
Humana, Inc.	58,421	25,423,067
†Laboratory Corp. of America Holdings	65,362	17,233,345
UnitedHealth Group, Inc.	19,283	9,833,752
		130,042,839
Hotels, Restaurants & Leisure–0.21%
McDonald's Corp.	15,876	3,925,817
		3,925,817
Household Durables–1.65%
Garmin Ltd.	34,334	4,072,356
Leggett & Platt, Inc.	65,498	2,279,330
Newell Brands, Inc.	628,175	13,449,227
Panasonic Corp.	1,195,400	11,609,817
		31,410,730
Household Products–0.70%
Kimberly-Clark Corp.	45,119	5,556,856
Reckitt Benckiser Group PLC	101,165	7,717,464
		13,274,320
Industrial Conglomerates–1.24%
General Electric Co.	163,578	14,967,387
Siemens AG	62,629	8,672,066
		23,639,453
Insurance–6.65%
Allstate Corp.	38,426	5,322,385
American International Group, Inc.	522,328	32,786,529
Cincinnati Financial Corp.	29,009	3,944,064
Fidelity National Financial, Inc.	413,659	20,203,106
MetLife, Inc.	321,215	22,574,990
Old Republic International Corp.	143,904	3,722,796
Principal Financial Group, Inc.	85,653	6,287,787
Progressive Corp.	46,244	5,271,354
Prudential Financial, Inc.	62,896	7,432,420
Prudential PLC	132,092	1,950,109
Unum Group	101,628	3,202,298
Willis Towers Watson PLC	59,855	14,138,948
		126,836,786
IT Services–4.02%
Cognizant Technology Solutions Corp. Class A	265,658	23,821,553

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Fidelity National Information Services, Inc.	226,346	$ 22,729,665
International Business Machines Corp.	66,347	8,626,437
Visa, Inc. Class A	79,917	17,723,193
Western Union Co.	201,706	3,779,971
		76,680,819
Machinery–1.00%
Caterpillar, Inc.	17,611	3,924,083
Komatsu Ltd.	630,100	15,138,472
		19,062,555
Media–2.49%
Comcast Corp. Class A	459,740	21,525,027
Fox Corp. Class A	383,097	15,113,177
Interpublic Group of Cos., Inc.	145,911	5,172,545
Omnicom Group, Inc.	67,888	5,762,333
		47,573,082
Metals & Mining–0.28%
Newmont Corp.	68,403	5,434,618
		5,434,618
Multiline Retail–0.86%
Dollar General Corp.	73,386	16,337,925
		16,337,925
Multi-Utilities–3.97%
Avista Corp.	34,465	1,556,095
Black Hills Corp.	31,093	2,394,783
CenterPoint Energy, Inc.	396,001	12,133,470
CMS Energy Corp.	68,869	4,816,698
Dominion Energy, Inc.	64,812	5,507,076
DTE Energy Co.	36,384	4,810,329
NiSource, Inc.	171,353	5,449,025
NorthWestern Corp.	25,728	1,556,287
Public Service Enterprise Group, Inc.	182,396	12,767,720
Sempra Energy	115,415	19,403,570
WEC Energy Group, Inc.	54,067	5,396,427
		75,791,480
Oil, Gas & Consumable Fuels–7.42%
BP PLC	5,843,296	28,646,042
Chevron Corp.	37,101	6,041,156
ConocoPhillips	185,802	18,580,200
Enterprise Products Partners LP	1,158,879	29,910,667
EQT Corp.	463,138	15,936,579
Exxon Mobil Corp.	84,791	7,002,889
Hess Corp.	111,677	11,953,906
Marathon Petroleum Corp.	61,742	5,278,941
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	134,472	$ 9,497,757
Valero Energy Corp.	84,245	8,554,237
		141,402,374
Personal Products–1.19%
Unilever PLC ADR	497,121	22,653,804
		22,653,804
Pharmaceuticals–5.30%
AstraZeneca PLC	219,577	29,118,743
Bayer AG	357,792	24,472,639
Merck & Co., Inc.	72,458	5,945,179
Novo Nordisk AS ADR	62,475	6,937,849
Pfizer, Inc.	109,349	5,660,998
Sanofi	282,930	28,926,646
		101,062,054
Professional Services–1.12%
Leidos Holdings, Inc.	197,492	21,333,086
		21,333,086
Road & Rail–0.82%
Union Pacific Corp.	57,120	15,605,755
		15,605,755
Semiconductors & Semiconductor Equipment–0.61%
Analog Devices, Inc.	40,373	6,668,812
Intel Corp.	100,451	4,978,352
		11,647,164
Software–2.39%
CDK Global, Inc.	334,313	16,274,357
Microsoft Corp.	37,814	11,658,434
SS&C Technologies Holdings, Inc.	235,996	17,704,420
		45,637,211
Specialty Retail–0.95%
Ross Stores, Inc.	200,079	18,099,146
		18,099,146
Technology Hardware, Storage & Peripherals–0.90%
HP, Inc.	126,180	4,580,334
Samsung Electronics Co. Ltd. GDR	5,906	8,324,698
Seagate Technology Holdings PLC	46,894	4,215,771
		17,120,803
Textiles, Apparel & Luxury Goods–0.14%
Hanesbrands, Inc.	173,701	2,586,408
		2,586,408

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.13%
New York Community Bancorp, Inc.	232,420	$ 2,491,542
		2,491,542
Tobacco–1.97%
Altria Group, Inc.	376,246	19,658,853
British American Tobacco PLC	239,837	10,072,479
Philip Morris International, Inc.	82,473	7,747,514
		37,478,846
Trading Companies & Distributors–0.35%
MSC Industrial Direct Co., Inc. Class A	22,534	1,920,122
Watsco, Inc.	15,426	4,699,377
		6,619,499
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.99%
Rogers Communications, Inc. Class B	332,564	$ 18,823,524
		18,823,524
Total Common Stock (Cost $1,351,284,118)		1,751,322,793

MONEY MARKET FUND–7.75%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	147,731,487	147,731,487
Total Money Market Fund (Cost $147,731,487)		147,731,487

TOTAL INVESTMENTS–99.60% (Cost $1,499,015,605)	1,899,054,280
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	7,542,915
NET ASSETS APPLICABLE TO 77,871,822 SHARES OUTSTANDING–100.00%	$1,906,597,195

† Non-income producing.

The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
42	British Pound	$3,446,888	$3,450,379	6/13/22	$—	$(3,491)
42	Euro	5,826,975	5,794,538	6/13/22	32,437	—
38	Japanese Yen	3,912,813	4,111,938	6/13/22	—	(199,125)
					32,437	(202,616)
Equity Contracts:
3	Dow Jones U.S. Real Estate Index	125,880	123,990	6/17/22	1,890	—
16	E-mini MSCI Emerging Markets Index	900,399	881,756	6/17/22	18,643	—
9	E-mini Russell 2000 Index	929,880	880,805	6/17/22	49,075	—
190	E-mini S&P 500 Index	43,042,125	39,526,315	6/17/22	3,515,810	—
79	E-mini S&P MidCap 400 Index	21,244,680	20,477,256	6/17/22	767,424	—
137	Euro STOXX 50 Index	5,793,994	5,509,267	6/17/22	284,727	—
36	FTSE 100 Index	3,540,233	3,363,620	6/17/22	176,613	—
18	Nikkei 225 Index (OSE)	4,114,835	3,644,718	6/9/22	470,117	—
					5,284,299	—
Total Futures Contracts					$5,316,736	$(202,616)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$13,322,262	$28,799,391	$—	$42,121,653
Auto Components	9,388,268	—	—	9,388,268
Automobiles	20,344,305	—	—	20,344,305
Banks	193,700,092	—	—	193,700,092
Beverages	22,270,730	—	—	22,270,730
Biotechnology	7,618,339	—	—	7,618,339
Capital Markets	39,986,281	—	—	39,986,281
Chemicals	33,808,717	—	—	33,808,717
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Communications Equipment	$33,437,990	$—	$—	$33,437,990
Consumer Finance	8,228,995	—	—	8,228,995
Containers & Packaging	33,686,438	—	—	33,686,438
Distributors	4,750,072	—	—	4,750,072
Diversified Consumer Services	2,252,095	—	—	2,252,095
Diversified Financial Services	17,007,108	—	—	17,007,108
Diversified Telecommunication Services	41,269,802	—	—	41,269,802
Electric Utilities	80,932,051	—	—	80,932,051
Electrical Equipment	6,948,489	—	—	6,948,489
Entertainment	6,723,072	—	—	6,723,072
Food & Staples Retailing	6,029,803	—	—	6,029,803
Food Products	19,927,218	—	—	19,927,218
Gas Utilities	8,579,472	—	—	8,579,472
Health Care Equipment & Supplies	59,750,706	19,989,457	—	79,740,163
Health Care Providers & Services	130,042,839	—	—	130,042,839
Hotels, Restaurants & Leisure	3,925,817	—	—	3,925,817
Household Durables	19,800,913	11,609,817	—	31,410,730
Household Products	5,556,856	7,717,464	—	13,274,320
Industrial Conglomerates	14,967,387	8,672,066	—	23,639,453
Insurance	124,886,677	1,950,109	—	126,836,786
IT Services	76,680,819	—	—	76,680,819
Machinery	3,924,083	15,138,472	—	19,062,555
Media	47,573,082	—	—	47,573,082
Metals & Mining	5,434,618	—	—	5,434,618
Multiline Retail	16,337,925	—	—	16,337,925
Multi-Utilities	75,791,480	—	—	75,791,480
Oil, Gas & Consumable Fuels	112,756,332	28,646,042	—	141,402,374
Personal Products	22,653,804	—	—	22,653,804
Pharmaceuticals	18,544,026	82,518,028	—	101,062,054
Professional Services	21,333,086	—	—	21,333,086
Road & Rail	15,605,755	—	—	15,605,755
Semiconductors & Semiconductor Equipment	11,647,164	—	—	11,647,164
Software	45,637,211	—	—	45,637,211
Specialty Retail	18,099,146	—	—	18,099,146
Technology Hardware, Storage & Peripherals	8,796,105	8,324,698	—	17,120,803
Textiles, Apparel & Luxury Goods	2,586,408	—	—	2,586,408
Thrifts & Mortgage Finance	2,491,542	—	—	2,491,542
Tobacco	27,406,367	10,072,479	—	37,478,846
Trading Companies & Distributors	6,619,499	—	—	6,619,499
Wireless Telecommunication Services	18,823,524	—	—	18,823,524
Money Market Fund	147,731,487	—	—	147,731,487
Total Investments	$1,675,616,257	$223,438,023	$—	$1,899,054,280
Derivatives:

Assets:
Futures Contracts	$5,316,736	$—	$—	$5,316,736
Liabilities:
Futures Contracts	$(202,616)	$—	$—	$(202,616)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Dividend Value Managed Volatility Fund–7